Subsequent events (Details) € in Millions, $ in Millions		12 Months Ended
	Mar. 16, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[1]	Apr. 14, 2026 EUR (€)	Apr. 14, 2026 USD ($)	Apr. 11, 2026 USD ($)
Subsequent events
Repayment of outstanding term loan | €		€ 1,550	€ 5,248	€ 1,351
Termination of joint business arrangement with Ortho
Subsequent events
Receivable from termination of joint business arrangement								$ 65
Termination of joint business arrangement with Ortho | Q2 2026
Subsequent events
Receivable from termination of joint business arrangement								25
Termination of joint business arrangement with Ortho | Q1 2027
Subsequent events
Receivable from termination of joint business arrangement								25
Termination of joint business arrangement with Ortho | Q1 2028
Subsequent events
Receivable from termination of joint business arrangement								$ 15
Refinancing of debt | Senior debt due April 2033 | US dollar
Subsequent events
Nominal value							$ 2,000
Refinancing of debt | Senior debt due April 2033 | Euros
Subsequent events
Nominal value | €						€ 1,250
Refinancing of debt | Revolving credit facility due November 2032
Subsequent events
Nominal value							$ 2,065
Repayment of borrowings | EIB Term Loan
Subsequent events
Repayment of outstanding term loan | €	€ 54

[1]	(See Note 2.d)